Share Capital and Capital Reserve (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Summary of reserves within equity

			Numbers of shares
	Notes		Class A ordinary shares	Class B ordinary shares

At January 1, 2018 and December 31, 2018			—	200,000,001
Exercise of warrants	(i	)	1,666,666	—
Pre-IPO financing	(ii	)	8,236,838	—
Initial public offering	(iii	)	23,873,655	—
New issuance of shares	(iv	)	7,307,692	4,526,627

At December 31, 2019			41,084,851	204,526,628
Conver s ion of class B ordinary shares to class A ordinary shares			21,243,000	(21,243,000)

At December 31, 2020			62,327,851	183,283,628

Notes:

(i)
On March 6, 2019, the Company issued warrants for an aggregate consideration of US$2 million (equiv
a
l
e
nt to HK$15,699,600). Each warrant entitles the holder thereof to subscribe for one ordinary share at a subscription price of US$7.2. On April 10, 2019, the warrant holder exercised the warrants in full and paid an additional amount of US$10 million for 1,666,666 Class A ordinary shares. As of De ce
mber 31, 2019 and 2020, the Company had no warrants outstanding, respectively.

(ii)	Between April 26, 2019 and June 19, 2019, the Company issued 8,236,838 Class A ordinary shares to third parties investors for an aggregate consideration of US$53.5 million for the pre-IPO financing.

(iii)
On August 5, 2019, the Company completed its Initial Public Offering (“IPO”) on the New York Stock Exchange under the symbol of “HKIB”. The Company issued an aggregate 23,873,655 ADSs, representing 23,873,655 Class A Ordinary Shares for total net proceeds of HK$1,507.2 mill
i
on after deducting listing expenses of HK$58.3 million.

(iv)
In December 2019, the Company issued an aggregate of 7,307,692 Class A ordinary shares and 4,526,627 Class B ordinary shares, both with par value US$0.0001 per share, for an aggregate amount of US$100 million (representing a per share price of US$8.45) to Value Partners Greater China High Yield Income Fund, Ariana Capital Investment Limited, and Infinity Power Investments Limited in the form of private placement. Infinity Power Investments Limited is a British Virgin Islands company wholly owned by Mr. Calvin Choi, founder
 of the Company.